Key Management Personnel Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Key Management Personnel Compensation [Abstract]
Summary of Remuneration Paid to KMP of Company

The totals of remuneration paid to key management personnel (KMP) of the Company are as follows:

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
Short-term employee benefits	$3,170,482	$3,229,618	$2,514,689
Post-employment benefits	45,428	56,853	45,092
Termination benefits	3,491,458	—	—
Share-based compensation	(2,541,247)	3,484,966	2,228,316
Total KMP compensation	$4,166,121	$6,771,437	$4,788,097